Earnings Per Share	12 Months Ended
Dec. 31, 2017
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Earnings Per Share

NOTE 37—EARNINGS PER SHARE

		Year ended December 31,
		2017	2016	2015
Basic Earnings Per Share
Profit (loss) for the year attributable to owners of the Parent		1,121	1,808	(70)
Less: additional dividends for the savings shares (0.011 per share and up to capacity)		(66)	(66)	—

	(millions of euros)	1,055	1,742	(70)

Average number of Ordinary and Savings Shares	(millions)	21,067	21,067	20,916

Basic earnings per share— Ordinary Shares		0.05	0.08	—
Plus: additional dividends per savings Share		0.01	0.01	—

Basic earnings per share— Savings Shares	(euro)	0.06	0.09	—

Basic Earnings Per Share From continuing Operations
Profit (loss) from continuing operations attributable to owners of the Parent		1,121	1,811	(159)
Less: additional dividends for the Savings Shares		(66)	(66)	—

	(millions of euros)	1,055	1,745	(159)

Average number of Ordinary and Savings Shares	(millions)	21,067	21,067	20,916

Basic earnings (loss) per share from continuing operations— Ordinary Shares		0.05	0.08	(0.01)
Plus: additional dividends per savings Share		0.01	0.01	—

Basic earnings (loss) per share from continuing operations— Savings Shares	(Euro)	0.06	0.09	(0.01)

Basic Earnings Per Share From Discontinued operations/Non-current assets held for sale
Profit (loss) from Discontinued operations/Non-current assets held for sale	(millions of euros)	—	47	611

Average number of Ordinary and Savings Shares	(millions)	21,067	21,067	20,916

Basic earnings (loss) per share from Discontinued operations/ Non-current assets held for sale—Ordinary Shares	(euro)	—	—	0.03

Basic earnings (loss) per share from Discontinued operations/ Non-current assets held for sale—Savings Shares	(euro)	—	—	0.03

		Year ended December 31,
		2017	2016	2015
Average number of Ordinary Shares		15,039,368,195	15,039,128,128	14,889,773,009
Average number of Savings Shares		6,027,791,699	6,027,791,699	6,026,677,674

Total		21,067,159,894	21,066,919,827	20,916,450,683

		Year ended December 31,
		2017	2016	2015
Diluted Earnings Per Share
Profit (loss) for the year attributable to Owners of the Parent		1,121	1,808	(70)
Dilution effect of stock option plans and convertible bonds (*)		32	43	—
Less: additional dividends for the savings shares (0.011 per share and up to capacity)		(66)	(66)	—

	(millions of euros)	1,087	1,785	(70)

Average number of Ordinary and Savings Shares	(millions)	22,167	22,194	20,916

Diluted earnings per share—Ordinary Shares		0.05	0.08	—
Plus: additional dividends per savings Share		0.01	0.01	—

Diluted earnings per share—Savings Shares	(euro)	0.06	0.09	—

Diluted Earnings Per Share From continuing Operations
Profit (loss) from continuing operations attributable to owners of the Parent		1,121	1,811	(159)
Dilution effect of stock option plans and convertible bonds (*)		32	43	—
Less: additional dividends for the Savings Shares		(66)	(66)	—

	(millions of euros)	1,087	1,788	(159)

Average number of Ordinary and Savings Shares	(millions)	22,167	22,194	20,916

Diluted earnings (loss) per share from continuing operations—Ordinary Shares		0.05	0.08	(0.01)
Plus: additional dividends per savings Share		0.01	0.01	—

Diluted earnings (loss) per share from continuing operations—Savings Shares	(euro)	0.06	0.09	(0.01)

Diluted Earnings Per Share From Discontinued operations/Non-current assets held for sale
Profit (loss) from Discontinued operations/Non-current assets held for sale	(millions of euros)	—	47	611

Dilution effect of stock option plans and convertible bonds

Average number of Ordinary and Savings Shares	(millions)	22,167	22,194	20,916

Diluted earnings per share from Discontinued operations/ Non-current assets held for sale—Ordinary Shares	(euro)	—	—	0.03

Diluted earnings per share from Discontinued operations/ Non-current assets held for sale—Savings Shares	(euro)	—	—	0.03

		Year ended December 31,
		2017	2016	2015
Average number of Ordinary Shares(*)		16,139,681,521	16,166,142,282	14,889,773,009
Average number of Savings Shares		6,027,791,699	6,027,791,699	6,026,677,674

Total		22,167,473,220	22,193,933,981	20,916,450,683

(*)	The average number of ordinary shares also includes the potential ordinary shares relating to the equity compensation plans of employees for which the (market and non-market) performance conditions have been met, in addition to the theoretical number of shares that are issuable as a result of the conversion of the unsecured equity-linked convertible bond. Consequently, the “Net profit (loss) for the year attributable to Owners of the Parent” and the “Profit (loss) from continuing operations attributable to Owners of the Parent” have also been adjusted to exclude the effects, net of tax, related to the above-mentioned plans and to the convertible bond (+32 million euros in 2017 and +43 million euros in 2016).

Future potential changes in share capital

The table below shows future potential changes in share capital, based on: the issuance of the convertible bond by TIM S.p.A. in March 2015; the authorizations to increase the share capital in place at December 31, 2017; and the options and rights granted under equity compensation plans, still exercisable at that date:

	Number of maximum shares issuable	Share capital (thousands of euros)	Additional paid-in capital (thousands of euros)	Subscription price per shares (euros)
Additional capital increases not yet approved (ordinary shares)
2014-2016 Stock Option Plan	133,042	73	80	1.15
	343,069	189	158	1.01
	893,617	492	393	0.99
	13,555,651	7,455	5,287	0.94

Total additional capital increases not yet approved (ordinary shares)	14,925,379	8,209	5,918

Capital increases already approved (ordinary shares)
2015 Convertible Bond (ordinary shares)(*)	1,082,485,386	2,000,000	n.a.	n.a.

Convertible bonds		2,000,000

Total		2,008,209

(*)	The number of shares potentially issuable shown may be subject to adjustments.

For further details, please see Note “Financial liabilities (non-current and current)” and Note “Equity compensation plans”.